UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			 	       Washington, D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Alison Davis
Title:	Office Manager
Phone:	212-409-2111
Signature, Place, and Date of Signing:

Alison Davis,  New York, New York    May 3, 2001

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		             70

Form 13F Information Table Value Total:		     167561

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc. N/C       COM              02364J104     7244   180428 SH       SOLE                                     180428
Abbott Laboratories            COM              002824100      547    11600 SH       SOLE                                      11600
Ambac, Inc.                    COM              023139108      304     4800 SH       SOLE                                       4800
American Express Inc.          COM              025816109     2098    50790 SH       SOLE                                      50790
American Home Products         COM              026609107     3022    51430 SH       SOLE                                      51430
American International Group   COM              026874107     4953    61522 SH       SOLE                                      61522
Applied Materials Inc.         COM              038222105     3704    85139 SH       SOLE                                      85139
Automatic Data Processing      COM              053015103      796    14642 SH       SOLE                                      14642
Avalonbay Communities, Inc. SB COM              053373106      376     8199 SH       SOLE                                       8199
Avnet, Inc.                    COM                            1864    90950 SH       SOLE                                      90950
Bank of New York               COM              064057102     2969    60300 SH       SOLE                                      60300
Berkshire Hathaway, Inc. CL A  COM                             262        4 SH       SOLE                                          4
Bristol-Myers Squibb           COM              110122108      715    12030 SH       SOLE                                      12030
Cisco Systems                  COM              17275R102     4754   300666 SH       SOLE                                     300666
Citigroup Inc.                 COM              172967101     1847    41052 SH       SOLE                                      41052
Coca-Cola Co.                  COM              191216100      569    12600 SH       SOLE                                      12600
Costco Wholesale Corp.         COM              22160q102     2547    64886 SH       SOLE                                      64886
Cox Communications, Inc.       COM              224044107     3569    80225 SH       SOLE                                      80225
EMC Corp.                      COM              268648102     6282   213676 SH       SOLE                                     213676
Eli Lilly & Co.                COM              532457108      571     7450 SH       SOLE                                       7450
Equity Residential Properties  COM              29476L107     1327    25496 SH       SOLE                                      25496
Europe Fund, Inc.              COM              29874M103     1723   139475 SH       SOLE                                     139475
Exxon Mobil Corporation        COM              30231G102     2543    31397 SH       SOLE                                      31397
Fannie Mae                     COM              313586109     5348    67190 SH       SOLE                                      67190
First Data Corp.               COM              319963104     7532   126141 SH       SOLE                                     126141
France Growth Fund, Inc.       COM              35177K108      386    43782 SH       SOLE                                      43782
General Electric               COM              369604103     6324   151075 SH       SOLE                                     151075
Gillette Co.                   COM              375766102      203     6500 SH       SOLE                                       6500
Hewlett-Packard                COM              428236103      250     8000 SH       SOLE                                       8000
Home Depot                     COM              437076102     4862   112805 SH       SOLE                                     112805
Intel Corp.                    COM              458140100     1141    43366 SH       SOLE                                      43366
J.P. Morgan Chase & Co.        COM                            1122    25000 SH       SOLE                                      25000
John Hancock Bank & Thrift Opp COM              409735107     2396   299830 SH       SOLE                                     299830
Johnson Controls, Inc.         COM                            1460    23375 SH       SOLE                                      23375
Kent Electronics Corp.         COM              490553104     1714    95225 SH       SOLE                                      95225
Kimberly-Clark                 COM              494368103      217     3200 SH       SOLE                                       3200
Lincare Holdings               COM              532791100      635    12000 SH       SOLE                                      12000
Manor Care, Inc. (N/C HCR Mano COM              421937103     1768    86650 SH       SOLE                                      86650
Mattell, Inc.                  COM              577081102     1169    65915 SH       SOLE                                      65915
McCormick & Co.                COM                            2157    51375 SH       SOLE                                      51375
Merck & Co, Inc.               COM              589331107     4080    53749 SH       SOLE                                      53749
Microsoft Corp.                COM              594918104     5454    99731 SH       SOLE                                      99731
Motorola Inc.                  COM              620076109     2968   208158 SH       SOLE                                     208158
Nortel Networks Corp Hldg      COM                            1111    79064 SH       SOLE                                      79064
North Fork Bancorp, Inc.       COM              659424105      234     9000 SH       SOLE                                       9000
Omnicare, Inc.                 COM              681904108     2724   126975 SH       SOLE                                     126975
Omnicom Group, Inc.            COM              681919106     2032    24520 SH       SOLE                                      24520
Oracle Systems Corp.           COM              68389X105      184    12300 SH       SOLE                                      12300
Pepsico Inc.                   COM              713448108      303     6900 SH       SOLE                                       6900
Pfizer Inc.                    COM              717081103     8958   218757 SH       SOLE                                     218757
Procter & Gamble               COM              742718109     1124    17950 SH       SOLE                                      17950
Qualcomm, Inc.                 COM                            2332    41175 SH       SOLE                                      41175
Quest Diagnostics, Inc.        COM              74834L100     4971    55935 SH       SOLE                                      55935
S&P 400 Mid-Cap Dep. Recpt.    COM              595635103     5629    66690 SH       SOLE                                      66690
Schlumberger Ltd.              COM              806857108      492     8540 SH       SOLE                                       8540
Scientific-Atlanta, Inc.       COM              808655104      661    15900 SH       SOLE                                      15900
Sprint Corp (PCS Group)        COM                            1510    79500 SH       SOLE                                      79500
Stilwell Financial Inc.        COM                            2182    81360 SH       SOLE                                      81360
Symbol Technologies Inc.       COM              871508107     9350   267918 SH       SOLE                                     267918
Target Corp.                   COM              87612E106      346     9600 SH       SOLE                                       9600
Texaco Inc.                    COM              881694103      332     4996 SH       SOLE                                       4996
Texas Instruments, Inc.        COM              882508104     6335   204492 SH       SOLE                                     204492
Tyco International Ltd. NEW    COM                             378     8750 SH       SOLE                                       8750
Veritas Software Corp.         COM                             831    17975 SH       SOLE                                      17975
Viacom Inc. CL B               COM              925524308     2089    47520 SH       SOLE                                      47520
Vodafone Group (N/C Vodafone A COM              92857T107     2389    87985 SH       SOLE                                      87985
Wal-Mart Stores                COM              931142103     2933    58075 SH       SOLE                                      58075
Williams Cos                   COM              969457100      257     6000 SH       SOLE                                       6000
Worldcom, Inc. (N/C MCI Worldc COM              55268B106     2087   111693 SH       SOLE                                     111693
Units EIF Internet Earnings 20                                  15 30626.000SH       SOLE                                  30626.000